EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Issuance of shares (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issuance of shares (in shares)	0	1,462,458,595
Issuance of shares		$ 1,655,855	$ 120
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Issuance of shares		1,083,770
Subscribed and paid-in capital
Disclosure of classes of share capital [line items]
Issuance of shares		1,463
Additional paid - in capital
Disclosure of classes of share capital [line items]
Issuance of shares		$ 1,082,307